Description of Organization and Business Operations (Details)	2 Months Ended
Dec. 31, 2020 USD ($) item $ / shares shares
Description of Organization and Business Operations
Cash to be deposited in Trust Account per Unit (in dollars per share) | $ / shares	$ 10.00
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period	100.00%
Period to complete Business Combination from closing of Initial Public Offering	24 months
Minimum
Description of Organization and Business Operations
Number of operating businesses included in initial Business Combination | item	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination	80.00%
Post-transaction ownership percentage of the target business	50.00%
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period	100.00%
Net tangible asset threshold for redeeming Public Shares | $	$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent	15.00%
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period	10 days
Maximum
Description of Organization and Business Operations
Interest on Trust Account that can be held to pay dissolution expenses | $	$ 100,000
Initial Public Offering
Description of Organization and Business Operations
Number of units to be issued without over allotment option | shares	60,000,000
Number of units to be issued with over allotment option | shares	69,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Initial Public Offering | Public Shares
Description of Organization and Business Operations
Number of units to be issued without over allotment option | shares	60,000,000
Number of units to be issued with over allotment option | shares	69,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Redemption price (in dollars per share) | $ / shares	$ 10.00